Income taxes (Tables)	12 Months Ended
Jun. 30, 2020
Income Tax Disclosure [Abstract]
Summary of Operations Before Income Taxes
Loss from operations before income taxes was comprised of the following (in thousands):

	Year ended June 30, 2020	Year ended June 30, 2019	From March 15, 2018 (inception) through June 30, 2018
United Kingdom	$(1,898)	$(37,803)	$(118)
United States	(7,946)	(4,498)	(454)

	$(9,844)	$(42,301)	$(572)

Summary of Income Tax Benefit From Continuing Operations As Reflected in the Financial Statement
A reconciliation of income tax benefit from continuing operations as reflected in the financial statements is as follows:

	Year ended June 30, 2020	Year ended June 30, 2019	From March 15, 2018 (inception) through June 30, 2018
U.K. tax benefit at statutory rate	(19.0)%	(19.0)%	(19.0)%
State taxes, net of federal benefit	(6.6)	(1.2)	(9.1)
Permanent differences	1.6	8.0	0.1
Research and development	0.0	0.0	0.0
Change in valuation allowance	25.0	11.4	29.2
Other	(1.0)	0.7	(1.2)

Effective tax rate	0.0%	0.0%	0.0%

Summary of Company's Deferred Tax Assets and Liabilities
The principal components of the Company’s deferred tax assets and liabilities were as follows (in thousands):

	June 30,
	2020	2019	2018
Deferred tax assets:
Net operating losses	$4,296	$1,832	$163
Research and development licenses	2,550	2,831	—
Development costs	418	301	—
Share-based compensation	198	88	—
Other	0	6	3
Valuation allowances	(7,331)	(5,000)	(166)

Total deferred tax assets	131	58	—

Deferred tax liabilities:
Depreciation	(91)	(58)	—
Other	(40)	—	—

Total deferred tax liabilities	(131)	(58)	—

Net deferred tax	$—	$—	—

Summary of Company's Net Operating Loss Carryforwards
The Company’s net operating loss carryforwards (“NOL”) for U.K., U.S. federal and U.S. state income tax purposes consisted of the following (in thousands):

	June 30,
	2020	2019	2018
United Kingdom	$3,640	$1,667	$97
U.S. Federal	11,817	4,770	452
U.S. State and Local	21,520	9,540	905